Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Parenthetical) (Detail) (Pension Plan, Defined Benefit [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Equity securities	58.00%	58.00%
Fixed income securities	41.00%	41.00%
Cash and cash equivalents	1.00%	1.00%
Total	100.00%	100.00%
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Total			100.00%
Minimum [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities			55.00%
Fixed income securities			25.00%
Cash and cash equivalents			0.00%
Maximum [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities			75.00%
Fixed income securities			45.00%
Cash and cash equivalents			15.00%